Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended			115 Months Ended	118 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013	Mar. 31, 2014	Mar. 10, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of remaining common stock, shares					1,500,000				290,513
Stock-based compensation	$ 65,436	$ 13,388	$ 382,343	$ 37,335		$ 419,678	$ 485,114		$ 8,700
Awarded stock options	11,497,600		11,874,482	6,779,615					10,037,740
Description of stock option vest									These stock options vest 25% on the one-year anniversary and the remaining vest in equal quarterly increments over the next three years, and have a ten-year term.
Shares held in employee stock option plan, allocated								24,094,357
Board of directors increase shares under stock option plan								40,000,000